Composition of goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets And Goodwill
Banking	R$ 6,075,648	R$ 5,583,201
Insurance	466,443	465,533
Total	R$ 6,542,091	R$ 6,048,734